Commitments and Contingencies	12 Months Ended
Sep. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

20. Commitments and Contingencies

Financial Instruments with Off-Balance-Sheet Risk

The Company is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and letters of credit. They involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheets. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and letters of credit is represented by the contractual amount of those instruments. A summary of the Company’s commitments as of September 30, 2014 and 2013, is as follows (in thousands):

	2014	2013
Commitments to extend credit	$1,939,544	$1,713,869
Letters of credit	54,381	51,893

Commitments to extend credit are agreements to lend to a customer provided there is no violation of any condition established in the contract. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to support public and private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers. The Company evaluates each customer’s credit worthiness on a case-by-case basis. The credit and collateral policy for commitments and letters of credit is comparable to that for granting loans.

Asset Sales

The Bank has provided guarantees in connection with the sale of loans and has assumed a similar obligation in its acquisitions. The guarantees are generally in the form of asset buy back or make whole provisions that are triggered upon a credit event and remain in effect until the loans are collected. The maximum potential future payment related to these guarantees is not readily determinable because the Company’s obligation under these agreements depends on the occurrence of future events. There were $1.73 million and $0.16 million loans repurchased for the year ended September 30, 2014 and 2013, respectively. Incurred losses related to these repurchased loans and guaranteed loans as of September 30, 2014 and 2013, are not significant.

Financial Instruments with Concentration of Credit Risk by Geographic Location

A substantial portion of the Company’s customers’ ability to honor their contracts is dependent on the economy in eastern and northern Nebraska, northern Missouri, northeastern Kansas, Iowa, southeastern Arizona, central Colorado, and South Dakota. Although the Company’s loan portfolio is diversified, there is a relationship in these regions between the agricultural economy and the economic performance of loans made to nonagricultural customers. The concentration of credit in the regional agricultural economy is taken into consideration by management in determining the allowance for loan losses.

Lease Commitments

The Company leases several branch locations under terms of operating lease agreements expiring through December 31, 2021. The Company has the option to renew these leases for periods that range from 1 to 5 years. Total rent expense for these leases for the years ended September 30, 2014, 2013 and 2012, was $5.21 million, $5.62 million and $5.32 million, respectively.

Approximate future minimum rental payments for operating leases in excess of one year in subsequent fiscal years are as follows (in thousands):

2015	$3,463
2016	2,884
2017	2,394
2018	1,848
2019	974
2020 and thereafter	1,261

$12,824

Contingencies

In the normal course of business, the Company is involved in various legal proceedings. In the opinion of management, any liability resulting from such proceedings would not have a material adverse effect on the Company’s consolidated financial statements.

The Company was a defendant in a case that challenged the Company’s ordering of transactions posted to customer checking accounts. The Company entered into and satisfied the settlement during 2012. The settlement was not material to the Company’s consolidated financial statements.